Note 9 (Tables)	9 Months Ended
Jul. 31, 2012
Loan Origination Reserves [Table Text Block]
	Three Months Ended July 31,		Nine Months Ended July 31,
(In thousands)	2012	2011	2012	2011

Loan origination reserves, beginning of period	$6,570	$5,564	$5,063	$5,486
Provisions for losses during the period	950	237	3,339	1,958
Adjustments to pre-existing provisions for losses from changes in estimates	220	(349)	272	(1,201)
Payments/settlements	(359)	(220)	(1,293)	(1,011)
Loan origination reserves, end of period	$7,381	$5,232	$7,381	$5,232